Debt - Commercial Paper and Credit Facility (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Line of Credit Facility [Line Items]
Commerical Paper Maximum Borrowing Capacity	$ 2,000,000,000
Commerical Paper and Credit Facility Maximum Borrowing Capacity	2,000,000,000
Letters of Credit Outstanding, Amount	300,000,000
Line of Credit Facility, Maximum Borrowing Capacity	2,750,000,000
Description of Guarantees Given by Subsidiaries	100,000,000
Line of Credit [Member]
Line of Credit Facility [Line Items]
Deferred Finance Costs, Gross	$ 7,000,000
Credit Facility All-in Interest Rate, Low	0.10%
Credit Facility All-in Interest Rate, High	0.75%
LIBOR Plus All-in Spread, Low	1.00%
LIBOR All-in Spread, High	1.75%
Credit Facility All-in Interest Rate and LIBOR Spread, High	0.375%
Credit Facility All-in Interest Rate and LIBOR Spread, Low	1.375%
Credit Facility Leverage Terms	3.75
Credit Facility, Minimum Interest Coverage Ratio	3.00
Commercial Paper [Member]
Line of Credit Facility [Line Items]
Short-term Debt, Commercial Paper Maximum Maturity Days	390